CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE PROMISSORY NOTE

Below is the summary of the principal balance and debt discounts as of March 31, 2022.

Convertible Promissory Note Holder	Start Date	End Date	Initial Note Principal Balance	Current Note Principal Balance	Debt Discounts As of Issuance	Amortization	Debt Discounts As of March 31, 2022
Scott Hoey	9/10/2020	9/10/2022	7,500	0	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	0	50,000	(50,000)	-
Jesus Galen	10/6/2020	10/6/2022	30,000	0	30,000	(30,000)	-
Darren Huynh	10/6/2020	10/6/2022	50,000	0	50,000	(50,000)	-
Wayne Wong	10/6/2020	10/6/2022	25,000	0	25,000	(25,000)	-
Matt Singer	1/3/2021	1/3/2023	13,000	0	13,000	(13,000)	-
ProActive Capital	1/20/2021	1/20/2022	250,000	300,000	217,024	(217,024)	-
GS Capital #1	1/25/2021	1/25/2022	288,889	0	288,889	(288,889)	-
GS Capital #1 replacement	11/26/2021	5/31/2022	300,445	300,445	-	-	-
Tiger Trout SPA	1/29/2021	1/29/2022	1,540,000	1,928,378	1,540,000	(1,540,000)	-
GS Capital #2	2/16/2021	2/16/2022	577,778	559,659	577,778	(577,778)	-
Labrys Fund, LLP	3/11/2021	3/11/2022	1,000,000	589,812	1,000,000	(1,000,000)	-
GS Capital #3	3/16/2021	3/16/2022	577,778	577,778	577,778	(577,778)	-
GS Capital #4	4/1/2021	4/1/2022	550,000	550,000	550,000	(548,493)	1,507
Eagle Equities LLC	4/13/2021	4/13/2022	1,100,000	1,100,000	1,100,000	(1,060,822)	39,178
GS Capital #5	4/29/2021	4/29/2022	550,000	550,000	550,000	(506,302)	43,698
GS Capital #6	6/3/2021	6/3/2022	550,000	550,000	550,000	(453,562)	96,438
Chris Etherington	8/26/2021	8/26/2022	165,000	165,000	165,000	(98,096)	66,904
Rui Wu	8/26/2021	8/26/2022	550,000	550,000	550,000	(326,987)	223,013
Sixth Street Lending #1	11/28/2021	11/28/2022	224,000	224,000	173,894	(63,364)	110,530
Sixth Street Lending #2	12/9/2021	12/9/2022	93,500	93,500	79,118	(24,278)	54,840
Fast Capital LLC	1/10/2022	1/10/2023	120,000	120,000	120,000	(26,301)	93,699
Sixth Street Lending #3	1/12/2022	1/12/2023	70,125	70,125	50,748	(10,844)	39,904
One 44 Capital	2/16/2022	2/16/2023	175,500	175,500	148,306	(17,471)	130,835
Coventry Enterprise	3/3/2022	3/3/2023	150,000	150,000	150,000	(11,507)	138,492
Total						Total	$1,039,038
						Remaining note principal balance	8,554,197
						Total convertible promissory notes, net	$7,515,159

Below is the summary of the principal balance and debt discounts as of December 31, 2021.

Convertible Promissory Note Holder	Start Date	End Date	Initial Note Principal Balance	Debt Discounts As of Issuance	Amortization	Debt Discounts As of December 31, 2021
Scott Hoey	9/10/2020	9/10/2022	7,500	7,500	(7,500)	-
Cary Niu	9/18/2020	9/18/2022	50,000	50,000	(32,123)	17,877
Jesus Galen	10/6/2020	10/6/2022	30,000	30,000	(18,535)	11,465
Darren Huynh	10/6/2020	10/6/2022	50,000	50,000	(50,000)	-
Wayne Wong	10/6/2020	10/6/2022	25,000	25,000	(25,000)	-
Matt Singer	1/3/2021	1/3/2023	13,000	13,000	(13,000)	-
ProActive Capital	1/20/2021	1/20/2022	250,000	217,024	(205,132)	11,892
GS Capital #1	1/25/2021	1/25/2022	288,889	288,889	(288,889)	-
GS Capital #1 replacement	11/26/2021	5/31/2022	300,445	-	-	-
Tiger Trout SPA	1/29/2021	1/29/2022	1,540,000	1,540,000	(1,417,644)	122,356
GS Capital #2	2/16/2021	2/16/2022	577,778	577,778	(560,486)	17,292
Labrys Fund, LLP	3/11/2021	3/11/2022	1,000,000	1,000,000	(863,750)	136,250
GS Capital #3	3/16/2021	3/16/2022	577,778	577,778	(459,056)	118,722
GS Capital #4	4/1/2021	4/1/2022	550,000	550,000	(412,877)	137,123
Eagle Equities LLC	4/13/2021	4/13/2022	1,100,000	1,100,000	(789,589)	310,411
GS Capital #5	4/29/2021	4/29/2022	550,000	550,000	(417,397)	132,603
GS Capital #6	6/3/2021	6/3/2022	550,000	550,000	(317,945)	232,055
Chris Etherington	8/26/2021	8/26/2022	165,000	165,000	(57,411)	107,589
Rui Wu	8/26/2021	8/26/2022	550,000	550,000	(191,370)	358,630
Sixth Street Lending #1	11/28/2021	11/28/2022	224,000	173,894	(20,486)	153,408
Sixth Street Lending #2	12/9/2021	12/9/2022	93,500	79,118	(4,769)	74,349
Total					Total	1,942,022
					Remaining note principal balance	7,703,501
					Total convertible promissory notes, net	$5,761,479

SCHEDULE OF FUTURE MATURITIES OF CONVERTIBLE NOTES PAYABLE	Future payments of principal of convertible notes payable at March 31, 2022 are as follows:
Years ending December 31,
2022	$(8,038,572)
2023	(515,625)
2024	–
2025	-
Thereafter	–
Total	$(8,554,197)
Future payments of principal of convertible notes payable at December 31, 2021 are as follows:
Years ending December 31,
2021	$-
2022	7,703,501
2023	–
2024	–
2025	-
Thereafter	–
Total	$7,703,501